35 Financial Instruments (Details Narrative) R$ in Thousands		12 Months Ended
	Mar. 03, 2020	Dec. 31, 2019 BRL (R$) Exchange MW	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Percentage of basic assumption of CDI		120.00%
Percentage of discounted expected cash inflows		(9.04%)
Percentage of net discount rate		8.16%
Net working capital			R$ 4,200
Closing foreign exchange rate (R$/USD) | Exchange		3.70
Percentage of electric shortage risk		64.00%
Percentage of maximum electric shortage risk		5.00%
Increase (decrease) in energy reallocation mechanism		Restricted to 5% by revision or 10% in the concession period.
Period for compensation of investments		10 years
Percentage of market share		100.00%
Percentage of maximum variation		4.00%
Bottom Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Extended term for thermoelectric power generation | MW		36
Percentage of distributor contracting level		100.00%
Percentage of regulatory limits		100.00%
Top Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Final term for thermoelectric power generation | MW		60
Percentage of distributor contracting level		105.00%
Percentage of regulatory limits		105.00%
Risk Related To Price Of Power Purchase And Sale Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate (R$/USD) | Exchange		4.60
Financial instruments probable scenario 1		25.00%
Financial instruments probable scenario 2		50.00%
Variation in relation to the net balance			3,786
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments probable scenario 1		25.00%
Financial instruments probable scenario 2		50.00%
Foreign Exchange Risk [Member] | Euro
Disclosure of detailed information about financial instruments [line items]
Notional value		R$ 22,000
Interest Rate Risk And Monetary Variation [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments probable scenario 1		25.00%
Financial instruments probable scenario 2		50.00%
Description of sensitivity analysis of interest rate and monetary variation risk baseline scenario		CDI/Selic: 3.25%, IPCA: 2.52%, IGP-DI: 4.93%, IGP-M: 4.83% and TJLP: 5.20%
Risk Of Non-Performance Of Windfarms [Member]
Disclosure of detailed information about financial instruments [line items]
Non-performance of assets		R$ 65,790	83,525
Purchase Contracts Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value		4,448,602	222,928
Sale Contracts Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value		R$ 4,089,801	R$ 95,382
National Treasury Bond (NTN-B) [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity of debt instrument		Aug. 15, 2026
Percentage of debt instrument yield		2.97%
Hydroelectric Power Generation And Electric Power Transmission [Member] | Risk Of Non-Renewal Of Concessions [Member]
Disclosure of detailed information about financial instruments [line items]
Extension Terms		30 years
Thermoelectric Power Generation [Member] | Risk Of Non-Renewal Of Concessions [Member]
Disclosure of detailed information about financial instruments [line items]
Extension Terms		20 years
Two Plant Of Generation And Transmission [Member] | Risk Of Non-Renewal Of Concessions [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity terms of concessions		5 years
HPP Governador Bento Munhoz Da Rocha Netto [Member] | Risk Of Non-Renewal Of Concessions [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity terms of concessions		2023
HPP Governador Bento Munhoz Da Rocha Netto [Member] | Risk Of Non-Renewal Of Concessions [Member] | Copel Geracao e Transmissao S.A. [Member]
Disclosure of detailed information about financial instruments [line items]
Extension Terms	30 years
HPP Sao Jorge [Member] | Risk Of Non-Renewal Of Concessions [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity terms of concessions		2024